DEBT (Details) - Debt Facility - DNB Bank ASA - USD ($) $ in Thousands		1 Months Ended
	Sep. 30, 2021	Oct. 31, 2021	Aug. 09, 2021
Short-Term Debt [Line Items]
Face amount			$ 35,000
Amount borrowed under debt facility agreement	$ 34,000
Principal payments		$ 34,000
Payments of fees and interest		$ 1,800
Interest rate			0.90%
Effective interest rate			0.90%